Securitizations and Variable Interest Entities, Transfers with Continuing Involvement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Excluding resecuritization [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Cash flows from other interests held	$ 263	$ 456	$ 686
Excluding resecuritization [Member] | Fair value, inputs, level 2 [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Securities recognized, trading	6,000	19,000	40,700
Excluding resecuritization [Member] | Total Consumer [Member] | Residential mortgage [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Assets sold	13,823	75,582	157,063
Proceeds from transfer	13,823	75,634	157,852
Net gains (losses) on sale	0	52	789
Excluding resecuritization [Member] | Total Consumer [Member] | Residential mortgage [Member] | Fair value, inputs, level 3 [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Servicing rights recognized	157	966	1,636
Excluding resecuritization [Member] | Total Consumer [Member] | Residential mortgage [Member] | Fair value, inputs, level 2 [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Securities recognized	0	2,062	23,188
Excluding resecuritization [Member] | Total Commercial [Member] | Commercial mortgages [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Assets sold	8,872	13,735	18,247
Proceeds from transfer	9,017	13,963	18,563
Net gains (losses) on sale	145	228	316
Excluding resecuritization [Member] | Total Commercial [Member] | Commercial mortgages [Member] | Fair value, inputs, level 3 [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Servicing rights recognized	73	128	166
Excluding resecuritization [Member] | Total Commercial [Member] | Commercial mortgages [Member] | Fair value, inputs, level 2 [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Securities recognized	94	189	173
Excluding resecuritization [Member] | Collateralized financing receivable [Member] | Total Consumer [Member] | Residential mortgage [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Loans recognized	0	0	926
Excluding resecuritization [Member] | Collateralized financing receivable [Member] | Total Commercial [Member] | Commercial mortgages [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Loans recognized	0	0	0
Government insured or guaranteed [Member] | Excluding resecuritization [Member] | Total Consumer [Member] | Residential mortgage [Member]
Quantitative Information, Transferor's Continuing Involvement [Line Items]
Net gains (losses) on sale	0	0
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Maximum exposure to loss	9,793	9,967
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Debt, guarantees, and other commitments [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Maximum exposure to loss	866	946
VIEs that we do not consolidate [Member] | Conforming mortgage loan securitization [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Repurchases of assets/loss reimbursements	293	2,200	$ 4,600
Carrying value of delinquent loans eligible for repurchase	1,000	743
Principal amount that would be payable to securitization vehicles	1,000	743
VIEs that we do not consolidate [Member] | Conforming mortgage loan securitization [Member] | Debt and other liabilities [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Liability for mortgage repurchase reserves amount, fair value	229	167
VIEs that we do not consolidate [Member] | Conforming mortgage loan securitization [Member] | Debt, guarantees, and other commitments [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Maximum exposure to loss	$ 13,600	$ 13,800